Results of associates and joint ventures	6 Months Ended
Jun. 30, 2026
Disclosure Of Associates And Joint Ventures [Abstract]
Results of associates and joint ventures	5. Results of associates and joint ventures
In the six months to 30 June, the Group’s share of post-tax results of associates and joint ventures decreased from £1,474 million in 2025 to £189 million in 2026.
The decrease was largely due to the following adjusting gains, recognised in the six months ended 30 June 2025 and which did not repeat:
–a provisional gain of £904 million (net of tax) following the disposal of 313,000,000 ordinary shares in the Group's interest in its associate ITC Ltd (ITC) in India; and
–£333 million (net of tax) related to the demerger of ITC's hotel business (ITC Hotels). Following a partial sale of the Group's holding in ITC Hotels in the second half of 2025, the Group now holds a direct stake of 6.3% in ITC Hotels, presented as a non-
current investment on the balance sheet and held at fair value.
During the period, a deemed gain of £1 million (30 June 2025: £3 million) was recognised as a result of ITC issuing ordinary shares under the company’s Employees Share Option Scheme. As a result, the Group's shareholding in ITC has decreased from 22.91%
(31 December 2025) to 22.90%.
In February 2026, Organigram announced the acquisition of Sanity Group GmbH (Sanity). As previously disclosed, prior to the acquisition;
–the Group's ownership of Organigram was 36.77%, with voting rights restricted to 30%; and
–the Group ownership of Sanity was 16.32%.
Under the terms of the acquisition, the Group sold its holding in Sanity in exchange for shares in  Organigram; in addition, the
Group subscribed to 12% of the issued and outstanding share capital in Organigram for £35 million (CAD$65 million).
Post acquisition, the Group retains no continuing involvement in Sanity other than through its investment in Organigram.
Further, at 30 June 2026, the Group's shareholding in Organigram was 48.7% and may change, subject to certain earnout provisions in relation to Organigram's acquisition of Sanity. However, there was no change to the Group's voting rights which remain restricted to 30%.
In May 2026, the Group completed the conversion of a loan to Charlotte’s Web Holdings into ordinary shares, concurrently making an additional equity investment of £7 million (US$10 million).
Excluding the impact of translational foreign exchange and the adjusting items in the six months ended 30 June 2025, on an adjusted constant currency basis, the Group’s share of post-tax results from associates and joint ventures was lower than in the first half of 2025, down 8.9% to £211 million, partly as a result of the reduction in the Group's shareholding in ITC.
For a full reconciliation of the Group's share of post-tax results of associates and joint ventures to adjusted share of post-tax results of associates and joint ventures, at constant rates of exchange, see page 52. For the impact on the calculation of adjusted earnings per share, see page 29.